Earnings per share and dividends per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 14, 2015 ¥ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ZTO Express (Cayman) Inc.		$ 295,817	¥ 2,053,855	¥ 1,331,755	¥ 406,426
Change in redemption value for redeemable preferred shares		$ (19,238)	(133,568)	(28,775)
Earnings attributable to participating securities-basic | ¥			(71,819)	(12,157)
Earnings attributable to participating securities-diluted | ¥			(71,819)	(12,157)
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥			1,848,468	1,290,823	406,426
Net income attributable to ordinary shareholders in computing basic and diluted earnings per share | ¥			¥ 1,848,468	¥ 1,290,823	¥ 406,426
Shares (Denominator):
Weight average ordinary shares outstanding-basic and diluted		634,581,307	634,581,307	599,373,273	597,882,740
Earnings per share-basic and diluted | ¥ / shares			¥ 2.91	¥ 2.15	¥ 0.68
Number of unissued non-contingent ordinary shares relating to acquisitions that have been included in the calculations of earnings per share (in shares)		13,226,525	13,226,525
Number of contingently convertible share units issued that have been excluded from the calculations of earnings per share (in shares)				584,000
Convertible preferred shares conversion ratio				0.1667
Dividend declared and paid (in dollars per share) | ¥ / shares	¥ 0.19
Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Shares Issued, Not Considered Outstanding		10,841,836	10,841,836
Series A convertible redeemable preferred shares
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share				30,079,918
Options
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		300,000	300,000